INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net profit before income tax	$ 267.6	$ 557.0	$ 120.7
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	(91.0)	(189.4)	(41.0)
Tax on profits of overseas subsidiaries	(124.7)	(120.8)	(8.2)
Foreign Tax Credit (FTC)	259.5	0.0	0.0
Transfer Pricing and Thin Capitalization	0.0	0.0	(1.5)
Functional currency effect of the non-monetary assets	239.2	(326.1)	132.4
Research and development tax incentives	20.2	3.4	16.6
Interest on own capital	27.3
Currency effect of the result	(250.0)	359.5	(135.6)
Equity in the earnings of subsidiaries	(2.4)	(1.4)	3.8
Non-recognized DTA on tax losses carryfoward	(23.1)	5.9	(40.4)
Different tax rates in subsidiaries	36.1	81.1	110.5
EVE fiscal deconsolidation	(12.8)	0.0	0.0
Non-deductible expenses and tax-free income	(6.7)	2.9	3.6
Tax Overpayment (Monetary restatement)	17.4	0.0	0.0
Other difference between IFRS and fiscal basis	(1.2)	(12.0)	6.0
Others	3.6	(5.5)	(2.6)
Total income tax expense	182.4	(13.0)	84.6
Income tax and social contribution income (expense) benefit as reported	91.4	(202.4)	43.6
Current income tax and social contribution expense as reported	(45.2)	(90.4)	(109.0)
Deferred income tax and social contribution income (expense) benefit as reported	$ 136.6	$ (112.0)	$ 152.6
Effective rate	34.10%	(36.30%)	36.10%